Finance and other costs (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Finance And Other Costs [Abstract]
Schedule of finance and other costs

Year ended October 31,	2025	2024
	$	$
Accretion on convertible debt	495	193
Accretion on notes payable	182	689
Accretion on secured debentures	633	153
Accretion on lease liabilities(i)	2,166	3,357
Interest on notes payable	358	1,341
Interest on debentures	1,787	303
Interest on interest bearing borrowings	1,083	1,408
Interest on convertible debt	355	-
Transaction and other costs for the period	5,809	2,614
Total	12,868	10,058
(i)Accretion on lease liabilities for the year ended October 31, 2025 includes the reassessment of certain lease renewal options during the year, which resulted in recording of $1,625 non-cash interest recovery recognized on lease liabilities (refer to Note 28).